BORROWINGS - Schedule of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Bonds	£ 654	£ 413
Bank overdrafts	168	171	£ 358
Total current borrowings	822	584
Bonds	4,114	3,744
Total borrowings	£ 4,936	£ 4,328